ACCRUED EXPENSE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
ACCRUED EXPENSE AND OTHER PAYABLES
Deposits from customers	$ 36,255	$ 162,241
Deferred offering costs payable	901,763
Professional service fees payable	104,982
Accrued expense	123,932
Others	6,623	536
Accrued expense and other payables	$ 1,173,555	$ 162,777